Income Taxes - Summary Of Differences Between Income Tax Rates And The Income Tax Provision (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Differences Between Income Taxes Expected At US Statutory Income Tax Rates And The Income Tax Provision [Line Items]
Income taxes computed at Federal statutory rate			$ 1.1	$ 2.4	$ (3.7)
Foreign operations subject to different income tax rates			5.0	7.1	5.1
State income tax			(0.6)	3.5	9.0
Remeasurements of originating deferred tax assets and liabilities			(4.7)	(9.2)	9.9
Permanent differences			2.1	0.0	(1.1)
Nondeductible share-based compensation			1.8	(2.7)	1.6
Nondeductible officers compensation			9.8	5.1	7.1
Non-controlling interest in partnerships			1.8	3.7	3.3
Foreign derived intangible income			(1.4)	0.0	(5.9)
Other			1.7	1.5	0.5
Changes in valuation allowance			(2.3)	5.9	(8.5)
Total provision for income taxes	$ 16.7	$ 5.2	$ 14.3	$ 17.3	$ 17.3